Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Expenses

Accrued expenses consist of the following:

	June 30,	December 31,
	2024	2023
Professional Fees	$66,982	$43,552
Accrued compensation	3,840,473	3,322,454
Other	494,999	210,762
Total accrued expenses	$4,402,454	$3,576,768

Accrued expenses consist of the following:

	December 31,
	2023	2022
Professional Fees	$43,552	$608,846
Accrued compensation	3,322,454	1,364,142
Other	210,762	65,303
Total accrued expenses	$3,576,768	$2,038,291